Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	PIONEER POWER SOLUTIONS, INC.
Entity Central Index Key	0001449792
Document Type	POS AM
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-164504), as amended (the “Registration Statement”), of Pioneer Power Solutions, Inc. (the “Company”) is being filed pursuant to the undertakings in Item 17 of the Registration Statement to update and supplement the information contained in the Registration Statement to (i) include the information contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2011, filed on March 30, 2011, and (ii) make certain other updating revisions to the information contained in the Registration Statement.
Entity Filer Category	Smaller Reporting Company